OAKTREE ASSET-BACKED INCOME PRIVATE FUND INC.
Schedule of Investments (Unaudited)
March 31, 2025
	Principal Amount	Value
INVESTMENT IN ASSET-BACKED SECURITIES – 95.2%
Passenger Airlines – 95.2%
Spirit Airlines Pass Through Trust, 2025-1B, 11.00%, 02/15/2030	$5,000,000	$4,950,000
TOTAL INVESTMENT IN ASSET-BACKED SECURITIES (Cost $4,950,026)		4,950,000
	Shares
SHORT-TERM INVESTMENTS – 4.8%
Money Market Fund – 4.8%
First American Treasury Obligations Fund- Class X, 4.26%(a)	251,000	251,000
TOTAL SHORT-TERM INVESTMENTS (Cost $251,000)		251,000
Total Investments – 100% (Cost $5,201,026)		5,201,000
Liabilities in Excess of Other Assets – (0.0)%		(1,082)
TOTAL NET ASSETS – 100.0%		$5,199,918
The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a)	The rate shown represents the seven-day yield as of March 31, 2025.

Oaktree Asset-Backed Income Private Fund Inc.

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2025:
	Level 1	Level 2	Level 3	Total
Investment in Asset-Backed Securities	$–	$4,950,000	$–	$4,950,000
Short-Term Investments	251,000	–	–	251,000
Total Investments	$251,000	$4,950,000	$–	$5,201,000